Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury Shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2024	€ (105,706)	€ 8,149	€ 2,444,175	€ (113)	€ 1,783	€ (2,559,700)
Net profit/(loss) for the period	(194,472)					(194,472)
Other comprehensive income/(loss), net of tax	(3,048)				(3,048)
Total comprehensive income/(loss)	(197,520)				(3,048)	(194,472)
Share-based payment	86,216					86,216
Acquisition of treasury shares	(17,396)			(16)		(17,380)
Transfer under stock incentive programs				49		(49)
Net settlement under stock incentive programs	(11,396)					(11,396)
Capital increase from exercise of warrants	71,727	135	71,592
Equity at Sep. 30, 2025	(174,075)	8,284	2,515,767	(80)	(1,265)	(2,696,781)
Equity at Dec. 31, 2025	(162,821)	8,322	2,531,080	(80)	(1,755)	(2,700,388)
Net profit/(loss) for the period	910,283					910,283
Other comprehensive income/(loss), net of tax	11,299				11,299
Total comprehensive income/(loss)	921,582				11,299	910,283
Share-based payment	91,110					91,110
Income tax on equity transactions	32,788					32,788
Acquisition of treasury shares	(161,321)			(107)		(161,214)
Transfer under stock incentive programs				79		(79)
Net settlement under stock incentive programs	(12,781)					(12,781)
Capital increase from exercise of warrants	72,501	105	72,396
Capital increase from redemption of convertible notes	719,518	487	719,031
Cost of capital increase	(125)		(125)
Equity at Sep. 30, 2026	€ 1,500,451	€ 8,914	€ 3,322,382	€ (108)	€ 9,544	€ (1,840,281)